Loans receivable, net - Movement of the allowances for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in the allowances for credit losses
Balance at beginning of the year	¥ (604,506)	¥ (146,432)	¥ (100,643)
Foreign currency translation adjustments	(3,979)
Provision	(523,863)	(557,129)	(153,560)
Write-offs	672,136	99,055	158,340
Balance at end of the year	(460,212)	(604,506)	(146,432)
Impact of adoption
Movement in the allowances for credit losses
Balance at beginning of the year			(50,569)
Adjusted Balance
Movement in the allowances for credit losses
Balance at beginning of the year	¥ (604,506)	(146,432)	(151,212)
Balance at end of the year		¥ (604,506)	¥ (146,432)